Consent of Independent Registered Public Accounting Firm

The Board of Directors of Jefferson National Life Insurance Company and

Contract Owners of Jefferson National Life Annuity Account G:

We consent to the use of our report dated April 19, 2019, with respect to the financial statements of the sub-accounts that comprise the Jefferson National Life Annuity Account G, and the related notes (collectively, the financial statements), included herein and to the reference to our firm under the the heading “Independent Registered Public Accounting Firm” in the Statement of Additional Information on Form N-4 (File No. 333-124048).

/s/ KPMG LLP

Columbus, Ohio

April 26, 2019